Goodwill and intangible assets - Schedule of net book value of intangible assets by type of asset (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Other intangible assets	€ 1,399	€ 802
Customer relationships
Intangible assets
Other intangible assets	548	317
Patents and licenses
Intangible assets
Other intangible assets	341	304
Technologies and IPR&D
Intangible assets
Other intangible assets	269	12
Tradenames and other
Intangible assets
Other intangible assets	98	51
Intangible assets under construction
Intangible assets
Other intangible assets	€ 143	€ 118